Revenue - Operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating leases, future minimum payments receivable, current	$ 482.7
Property Available for Operating Lease
Property Subject to or Available for Operating Lease [Line Items]
Operating leases, future minimum payments receivable, in two years	438.2
Operating leases, future minimum payments receivable, in three years	398.3
Operating leases, future minimum payments receivable, in four years	321.9
Operating leases, future minimum payments receivable, in five years	278.1
Property subject to or available for operating lease, net	3,100.0	$ 2,200.0
Property subject to or available for operating lease, gross	3,800.0	2,900.0
Property subject to or available for operating lease, accumulated depreciation	$ 698.5	$ 646.2